Ordinary Shares	12 Months Ended
Dec. 31, 2014
Ordinary Shares [Abstract]
Ordinary Shares

14. Ordinary Shares

The Company was incorporated in the Cayman Islands on November 22, 2007 by the Parent. Upon its incorporation, 1 ordinary share was issued at a par value of US$0.01 per share. In May 2008, the Company issued 319,999,999 ordinary shares to the Parent and became the holding company of the Group. All share and per share data have been revised to reflect the retroactive effect of the share issuance in May 2008.

The Company completed the initial public offering (“IPO”) on May 17, 2011 and the underwriters subsequently exercised their over-allotment option on June 8, 2011. A total of 13,415,125 ADSs were issued and sold in these transactions, each ADS represents eight Class A ordinary shares. Immediately following the closing of the IPO, the Memorandum and Articles of Association were amended and restated such that the authorized share capital consisted of 1,000,000,000 ordinary shares at a par value of US$0.01 per share, of which 680,000,000 shares were designated as Class A ordinary shares, 320,000,000 as Class B ordinary shares. The impact of dividing of Class A and Class B ordinary shares has been retroactively reflected in the Company’s capital structure in the financial statements. Upon the completion of the Company’s IPO, all 130,000,000 Series A Preferred Shares were automatically converted to Class A ordinary shares, and the preferred share shareholders sold 1,267,500 ADSs. In addition, Phoenix TV, through the Parent converted 2,674,640 Class B ordinary shares into Class A ordinary shares, and distributed the Class A ordinary shares to its shareholders in an assured entitlement distribution.

Holders of Class A ordinary shares and Class B ordinary shares have the same rights except that holders of Class A ordinary shares are entitled to one vote per share, while holders of Class B ordinary shares are entitled to 1.3 votes per share. The Parent, which is wholly owned by Phoenix TV, holds Class B ordinary shares, each of which is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

As of December 31, 2013, there were 282,578,957 and 317,325,360 Class A and Class B ordinary shares issued and outstanding, respectively.

As of December 31, 2014, there were 260,204,642 and 317,325,360 Class A and Class B ordinary shares issued and outstanding, respectively. The Class A ordinary shares issued and outstanding decreased for the years ended December 31, 2013 and 2014 mainly due to the share repurchase program. Refer to Note 20 for details.